Intangible assets and goodwill - Additional Information (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Estimated amortization expense for intangibles in year 2	$ 3,125